Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Buildings, net book value	$ 2,047,875
Secured borrowings	6,161,206
Depreciation expense	470,244	$ 297,541
Impairment